Intangible Assets, Net	12 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

As of June 30, 2022 and 2021, intangible assets, net consisted of the following:

	As of June 30,
	2022	2021
Customer relationship	$1,021,509	$1,056,162
Customer contracts	344,003	356,870
Software	228,853	80,330
Less: accumulated amortization	(624,321)	(442,863)
Intangible assets, net	$970,044	$1,050,499

During the year ended June 30, 2021, customer relationship of $127,002 was derived from the acquisition of CareerWin with an estimated useful life of 5 years. During the year ended June 30, 2022, software of $150,468 was derived from the asset acquisition of MSCT with an estimated useful life of 10 years (Note 3).

The movement of intangible assets, net is as follow:

For the year ended June 30, 2022
Balance as of July 1, 2021	$1,050,499
Addition	160,032
Amortization	(202,412)
Foreign currency translation adjustment	(38,075)
Balance as of June 30, 2022	$970,044

The amortization expenses were $202,412, $273,178 and $232,871 for the years ended June 30, 2022, 2021 and 2020. Estimated future amortization expenses are as follows:

Year ending June 30,	Amortization expense
2023	$192,351
2024	144,117
2025	139,541
2026	123,943
2027	105,102
2028 and after	264,990
Total	$970,044

No impairment losses were recognized for the years ended June 30, 2022, 2021 and 2020.